Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan. 01, 2013
American Funds 2055 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2055 Target Date Retirement Fund(R)
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Funds 2055 Target Date Retirement Fund®
Objective [Heading]	rr_ObjectiveHeading	Investment objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, the fund seeks
		to balance total return and stability over time.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 77 of the prospectus and on page 71 of the fund's
		statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate
		was 10% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods.
The example also assumes that your investment has a 5% return each year and
		that the fund's operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying
American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds and a balanced fund and bond funds.
The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S.
stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth and income primarily through investments in stocks.
Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time.

The following chart illustrates the current investment approach of the fund by showing how its investment in the various fund categories will change over time.

                                    Current investment approach

Growth funds                      40%   40%   40%   40%    40%    40%   35%   20%
Growth-and-income funds           45%   45%   45%   45%    40%    35%   35%   35%
Equity-income and balanced funds  10%   10%   10%   10%    15%    20%   20%   20%
Bond funds                         5%    5%    5%    5%     5%     5%   10%   25%

Years to retirement               45     40   35    30     25     20    15    10

Growth funds                      15%    5%    0%    0%     0%     0%    0%    0%
Growth-and-income funds           30%   25%   25%   20%    15%    10%    5%    0%
Equity-income and balanced funds  20%   25%   30%   30%    35%    35%   35%   40%
Bond funds                        35%   45%   45%   50%    50%    55%   60%   60%

Years to retirement                5   Retire  5    10     15     20    25    30

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment
		adviser believes could benefit shareholders.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk - Investments in the fund are subject to risks related to the investment adviser's allocation choices. The selection of the underlying funds and the allocation of the fund's assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
For investors who are close to or in retirement, the fund's equity exposure may result in investment volatility that could reduce an investor's available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure - The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Because the fund's investments consist of underlying funds, the fund's risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions - The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks - Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks will be more significant for the fund in the years preceding its target date because a greater proportion of the fund's assets will consist of underlying funds that primarily invest in stocks.

Investing in bonds - Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.
In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund's assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated bonds - Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by
Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund's investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as "junk bonds." The value of the underlying funds may be similarly affected.

Investing outside the United States - Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the
U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United
States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the
United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management - The investment adviser to the fund and to the underlying funds actively manages each underlying fund's investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.
This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund
		fits into your overall investment program.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart shows the fund's investment results for its first full calendar year of operations, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI All Country World ex USA Index represents a portion of the equity securities in which certain underlying funds may invest. The Barclays U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest. Past investment results are not predictive of future investment results. Updated information on the fund's investment results can be obtained by visiting
		americanfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the fund's investment results for its first full calendar year of operations, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The MSCI All Country World ex USA Index represents a portion of the equity securities in which certain underlying funds may invest. The Barclays U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past investment results are not predictive of future investment results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart shows the fund's investment results for its first full calendar year of operations, and the following table shows how the fund's average annual total returns for various periods compare with different broad
		measures of market results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	(Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were:

Highest  8.07% (quarter ended December 31, 2011)
Lowest  -14.26% (quarter ended September 30, 2011)

The fund's total return for the nine months ended September 30, 2012, was
		13.71%.
Caption	rr_AverageAnnualReturnCaption	Average annual total returns For the periods ended December 31, 2011 (with maximum sales charge):
American Funds 2055 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2055 Target Date Retirement Fund(R) | S&P 500
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
1 Year	rr_AverageAnnualReturnYear01	2.09%
Since Inception	rr_AverageAnnualReturnSinceInception	10.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2010
American Funds 2055 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2055 Target Date Retirement Fund(R) | MSCI All Country World ex USA Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
1 Year	rr_AverageAnnualReturnYear01	(13.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2010
American Funds 2055 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2055 Target Date Retirement Fund(R) | Barclays U.S. Aggregate Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2010
American Funds 2055 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2055 Target Date Retirement Fund(R) | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.19%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.79%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	651
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	849
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,064
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,681
Annual Return 2011	rr_AnnualReturn2011	(2.61%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's total return for the nine months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.26%)
Label	rr_AverageAnnualReturnLabel	Share class A
1 Year	rr_AverageAnnualReturnYear01	(8.19%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2010
American Funds 2055 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2055 Target Date Retirement Fund(R) | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.80%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.60%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	163
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	547
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	956
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,100
Label	rr_AverageAnnualReturnLabel	Share class R-1
1 Year	rr_AverageAnnualReturnYear01	(3.37%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2010
American Funds 2055 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2055 Target Date Retirement Fund(R) | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.44%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.70%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.52%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	155
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	518
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	906
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,994
Label	rr_AverageAnnualReturnLabel	Share class R-2
1 Year	rr_AverageAnnualReturnYear01	(3.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2010
American Funds 2055 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2055 Target Date Retirement Fund(R) | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.33%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.34%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.15%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	406
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	716
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,596
Label	rr_AverageAnnualReturnLabel	Share class R-3
1 Year	rr_AverageAnnualReturnYear01	(3.05%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2010
American Funds 2055 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2055 Target Date Retirement Fund(R) | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.81%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	302
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	538
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,218
Label	rr_AverageAnnualReturnLabel	Share class R-4
1 Year	rr_AverageAnnualReturnYear01	(2.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2010
American Funds 2055 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2055 Target Date Retirement Fund(R) | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.19%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.70%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.52%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	53
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	206
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	372
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	854
Label	rr_AverageAnnualReturnLabel	Share class R-5
1 Year	rr_AverageAnnualReturnYear01	(2.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2010
American Funds 2055 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2055 Target Date Retirement Fund(R) | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.68%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.48%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	49
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	197
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	359
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	828
Label	rr_AverageAnnualReturnLabel	Share class R-6
1 Year	rr_AverageAnnualReturnYear01	(2.29%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2010

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	The investment adviser is currently waiving its management fee of .10%. In addition, the investment adviser is currently reimbursing a portion of the other expenses for each share class. This waiver and reimbursement will be in effect through at least December 31, 2013. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund's board.